SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income (loss) before income taxes from operations in the PRC	$ 454,590	$ (250,009)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ 113,648	$ (62,502)
Tax effect of net operating loss carryforward	(113,648)
Valuation allowance of deferred tax assets		62,502
Income tax expense